EATON VANCE GOVERNMENT OPPORTUNITIES FUND

EATON VANCE SHORT DURATION GOVERNMENT INCOME FUND

Supplement to Prospectus dated March 1, 2020

Effective immediately:

1.	The following replaces “Portfolio Manager.” under “Fund Summaries – Eaton Vance Short Duration Government Income Fund”:

Portfolio Managers.

Andrew Szczurowski, Vice President of BMR, has managed or co-managed the Fund since July 2014.

Alexander Payne, Vice President of BMR, has managed the Fund since November 2020.

2.       The following replaces the eighth paragraph under “Management and Organization”:

Messrs. Szczurowski and Payne manage the Fund and have managed it since July 2014 and November 2020, respectively. Prior to October 15, 2018, Mr. Szczurowski managed the Short-Term U.S. Government Portfolio, which the Short Duration Government Income Fund invested. Additional information about Messrs. Szczurowski and Payne appears under “Government Opportunities Fund” above.

November 30, 2020	36952 11.30.20

EATON VANCE GOVERNMENT OPPORTUNITIES FUND

EATON VANCE SHORT DURATION GOVERNMENT INCOME FUND

Supplement to Statement of Additional Information dated March 1, 2020

Effective immediately, the following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Andrew Szczurowski(1)
Registered Investment Companies	5	$9,525.4	0	$0
Other Pooled Investment Vehicles	1	$125.4	0	$0
Other Accounts	0	$0	0	$0
Alexander Payne(2)
Registered Investment Companies	1	$558.2	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
(1)	This portfolio manager serves as portfolio manager of one or more registered investment companies that invests or may invest in one or more underlying registered investment companies in the Eaton Vance family of funds or other pooled investment vehicles sponsored by Eaton Vance. The underlying investment companies may be managed by this portfolio manager or another portfolio manager.
(2)	As of September 30, 2020
Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Government Opportunities Fund
Andrew Szczurowski	None	$500,001 - $1,000,000
Alexander Payne	None	$100,001 - $500,000
Short Duration Government Income Fund
Andrew Szczurowski	$50,001 - $100,000	$500,001 - $1,000,000
Alexander Payne(1)	$50,001 - $100,000	$100,001 - $500,000
(1)	As of September 30, 2020

November 30, 2020